GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
Balance as of January 1, 2020	$35,218

Acquired through business combination (*)	10,619

Foreign currency translation adjustments	1,635

Balance as of December 31, 2020	47,472

Foreign currency translation adjustments	(1,672)

Balance as of December 31, 2021	$45,800

(*) See also Notes 1(b) and 1(c)

Schedule of Intangible Assets
	December 31,
	2021	2020
Original amounts:

Customer relationships	$12,193	$12,193

Accumulated amortization:

Customer relationships	(2,537)	(102)

Foreign currency translation adjustment	(29)	7

Total intangibles assets	$9,627	$12,098

Schedule of Estimated Amortization Expenses
2022	$2,407
2023	2,407
2024	2,407
2025	2,406

$9,627